Legal claim contingency (Details) - 12 months ended Dec. 31, 2022 R$ in Millions, $ in Millions	CAD ($)	BRL (R$)
Legal claim contingency
Estimated payout	$ 1.6	R$ 6
Provision for contingent liability	$ 0.0